Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Actual return on plan assets	₩ 42,051	₩ 43,608	₩ 39,518